10-Q STOCK-BASED COMPENSATION - Assumptions and Fair Value of Options (Details)	3 Months Ended
Mar. 31, 2024 $ / shares
Share-Based Payment Arrangement [Abstract]
Dividend yield	0.00%
Expected volatility	23.00%
Risk-free interest rate	3.98%
Expected option life	5 years 9 months 21 days
Weighted average fair value of options (in dollars per share)	$ 3.91